Fair-Value Assumptions (Detail) (USD $)	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
2006 Equity incentive plan (EIP) | Stock appreciation rights (SARs)
Fair Value Assumptions
Weighted-average grant date fair value	$ 10.96	$ 16.08	$ 13.10
Expected life (in years)	4 years 6 months	4 years 7 months 6 days	4 years 6 months
Expected volatility (percent)	47.10%	46.90%	48.00%
Risk-free interest rate (percent)	0.60%	2.00%	2.10%
Expected dividend (percent)	1.70%	1.20%	2.00%
Total Shareholder Return Plan (TSRP)
Fair Value Assumptions
Expected life (in years)	1 year 2 months 12 days	1 year 1 month 6 days
Expected volatility (percent)	38.30%	46.90%
Risk-free interest rate (percent)	0.20%	0.10%
Expected dividend (percent)	1.70%	1.20%